Discontinued Operations (Details) - Schedule of Operating Results from Discontinued Operations - Discontinued Operations [Member] - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues	$ 19,849,634	$ 36,109,692
Cost of revenues	(18,600,263)	(33,971,110)
Selling and marketing	(745,828)	(16,189,636)
General and administrative	(1,931,914)	(3,073,560)
Research and development	(190,581)	(396,803)
Other expense that are not major	(28,352)	(232,129)
Loss from discontinued operations, before income tax	(1,647,304)	(17,753,546)
Income tax benefit (expense)	95,564	(2,852,148)
Loss from discontinued operations, net of income tax	(1,551,740)	(20,605,694)
Gain on deconsolidation of the subsidiary, net of income tax	23,473,558
Net gain (loss) from discontinued operations, net of income tax	$ 21,921,818	$ (20,605,694)